Summary of Significant Accounting Policies - Goodwill is Identified by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 7,172	$ 6,151
Goodwill acquired during period	1,903	1,000	377
Currency translation adjustments and other	(26)	21
Goodwill, Ending Balance	9,049	7,172	6,151
Discontinued Operations [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	343	52
Goodwill acquired during period		291
Currency translation adjustments and other	(10)
Goodwill, Ending Balance	333	343
Rig Systems [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,097	943
Goodwill acquired during period	179	145
Currency translation adjustments and other	3	9
Goodwill, Ending Balance	1,279	1,097
Rig Aftermarket [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	649	556
Goodwill acquired during period	256	89
Currency translation adjustments and other	1	4
Goodwill, Ending Balance	906	649
Wellbore Technologies [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	3,769	3,683
Goodwill acquired during period	665	80
Currency translation adjustments and other	(9)	6
Goodwill, Ending Balance	4,425	3,769
Completion & Production Solutions [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	1,314	917
Goodwill acquired during period	803	395
Currency translation adjustments and other	(11)	2
Goodwill, Ending Balance	$ 2,106	$ 1,314